Quarterly Report
March 31, 2025
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.5%
Aerospace & Defense – 1.4%
Boeing Co., 6.528%, 5/01/2034	$17,000	$18,215
Boeing Co., 5.705%, 5/01/2040	34,000	33,052
Boeing Co., 5.805%, 5/01/2050	159,000	151,365
Boeing Co., 6.858%, 5/01/2054	32,000	34,758
Bombardier, Inc., 7.5%, 2/01/2029 (n)	100,000	102,568
TransDigm, Inc., 4.625%, 1/15/2029	175,000	166,158
		$506,116
Asset-Backed & Securitized – 25.0%
ACREC 2025-FL3 LLC, “C”, FLR, 6.602% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	$40,373	$40,331
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	72,252	72,223
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.943% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	250,000	248,215
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	27,000	27,178
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	64,000	64,871
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	112,542	112,163
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	105,325	105,476
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	65,626	65,194
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.633% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	100,000	99,113
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.783% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	192,171	192,195
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 7.333% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	256,500	255,073
AREIT 2025-CRE10 Ltd., “B”, FLR, 6.161% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	100,000	99,755
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	64,544	65,126
Bain Capital Credit CLO Ltd., 2020-3A, “CRR”, FLR, 6.19% (SOFR - 3mo. + 1.9%), 10/23/2034 (n)	200,000	200,252
Bain Capital Credit CLO Ltd., 2021-4A, “CR”, FLR, 6.243% (SOFR - 3mo. + 1.95%), 10/20/2034 (n)	197,222	195,885
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	28,686	54,244
BDS Ltd., 2024-FL13, “A”, FLR, 5.892% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	100,000	100,233
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 7.04% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	250,000	250,079
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.16% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	100,000	99,687
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.709% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	100,000	99,688
BSPRT 2024-FL1 Issuer Ltd., “AS”, FLR, 6.414% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	100,000	99,844
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	95,163	94,515
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	99,345	99,654
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	106,499	106,748
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	78,385	78,896
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	102,887	102,248
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.773%, 8/15/2056	93,513	99,064
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	187,500	192,073
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	168,670	168,421
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	57,254	58,006
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	933,316	9
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	15,247	15,264
Drive Auto Receivables Trust, 2024-1, “A2”, 5.83%, 12/15/2026	3,873	3,874
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 6.071% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	250,000	250,117
Dryden Senior Loan Fund, 2022-113A, “BR2”, CLO, FLR, 5.951% (SOFR - 3mo. + 1.65%), 10/15/2037 (n)	250,000	249,868
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	100,000	100,956
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	100,000	100,265
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	100,000	100,636
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	56,000	56,026
KREF 2021-FL2 Ltd., “D”, FLR, 6.633% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	163,000	160,616
LoanCore 2025-CRE8 Ltd., “B”, FLR, 6.16% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	117,500	116,987
MF1 2020-FL4 Ltd., “B”, FLR, 7.183% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	250,000	249,699
MF1 2024-FL14 LLC, “C”, FLR, 7.605% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	100,000	100,435
MF1 2024-FL15 LLC, “B”, FLR, 6.807% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	100,000	100,108
MF1 2024-FL15 LLC, “C”, FLR, 7.256% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	100,000	100,164
MF1 2024-FL16 Ltd., “B”, FLR, 6.458% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	100,000	99,938
MF1 2024-FL16 Ltd., “C”, FLR, 6.858% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	120,000	119,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2025-FL17 LLC, “B”, FLR, 6.103% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	$100,000	$99,798
MF1 2025-FL17 LLC, “C”, FLR, 6.403% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	100,000	99,799
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	95,367	96,069
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	73,785	78,568
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	50,728	54,546
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.413% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	250,000	250,334
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	180,161	181,195
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.165% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	250,000	249,240
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	91,343	90,828
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	73,389	73,876
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	96,375	96,497
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.947% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	250,125
PFP III 2024-11 Ltd., “AS”, FLR, 6.511% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	271,725	271,555
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.384% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	120,000	119,870
Santander Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	55,000	55,211
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.951% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	250,000	249,015
SHR Trust, 2024-LXRY, “B”, 6.769%, 10/15/2041 (n)	159,636	160,135
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	99,542	100,806
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	99,542	101,866
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	150,606
Venture CLO 43 Ltd., 2021-43A, “CR”, FLR, 6.551% (SOFR - 3mo. + 2.25%), 4/15/2034 (n)	194,468	192,679
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	73,268	73,917
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	73,301	73,381
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	93,702	93,505
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	45,138	45,425
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.863% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	250,000	250,205
		$9,030,388
Automotive – 0.7%
Hyundai Capital America, 5.35%, 3/19/2029 (n)	$37,000	$37,474
LKQ Corp., 6.25%, 6/15/2033	123,000	127,914
Wabash National Corp., 4.5%, 10/15/2028 (n)	82,000	73,675
		$239,063
Brokerage & Asset Managers – 1.1%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$155,000	$164,971
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	86,000	85,036
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	134,158
		$384,165
Building – 0.9%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$34,000	$33,093
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	175,000	164,228
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	150,000	130,420
		$327,741
Business Services – 0.3%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$108,794
Cable TV – 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$150,000	$136,546
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	176,000	113,807
Time Warner Cable, Inc., 4.5%, 9/15/2042	77,000	58,655
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	171,458
		$480,466

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.3%
Chemours Co., 5.75%, 11/15/2028 (n)		$60,000	$55,340
Chemours Co., 8%, 1/15/2033 (n)		60,000	56,105
			$111,445
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029		$130,000	$132,363
Conglomerates – 1.6%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		$35,000	$35,016
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)		54,000	54,351
Regal Rexnord Corp., 6.4%, 4/15/2033		166,000	172,315
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		304,000	304,461
			$566,143
Consumer Services – 0.5%
CBRE Group, Inc., 5.95%, 8/15/2034		$105,000	$109,782
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		100,000	81,755
			$191,537
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$116,000	$117,417
Electronics – 0.3%
Broadcom, Inc., 4.3%, 11/15/2032		$96,000	$91,640
Emerging Market Quasi-Sovereign – 0.1%
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		$41,000	$39,948
Emerging Market Sovereign – 1.4%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$136,080
Federal Republic of Nigeria, 7.375%, 9/28/2033		200,000	168,981
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	95,425
Republic of Turkey, 6.875%, 3/17/2036		$107,000	101,995
			$502,481
Energy - Independent – 0.8%
EQT Corp., 5%, 1/15/2029		$190,000	$191,246
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		102,000	109,288
			$300,534
Energy - Integrated – 0.6%
Eni S.p.A., 5.5%, 5/15/2034 (n)		$200,000	$201,609
Entertainment – 0.3%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)		$110,000	$108,658
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$195,000	$190,450
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		48,000	46,532
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	182,384
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		125,000	130,164
			$549,530
Food & Beverages – 1.8%
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$115,000	$105,595
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		199,000	191,422
JBS USA Holding Lux S.a.r.l., 5.95%, 4/20/2035 (n)		58,000	59,612
Performance Food Group Co., 6.125%, 9/15/2032 (n)		116,000	115,299

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	$100,000	$93,386
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	78,000	76,796
		$642,110
Gaming & Lodging – 0.1%
Marriott International, Inc., 2.85%, 4/15/2031	$61,000	$54,243
Insurance – 1.2%
Corebridge Financial, Inc., 4.35%, 4/05/2042	$20,000	$16,724
Corebridge Financial, Inc., 4.4%, 4/05/2052	60,000	48,020
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	150,000	153,292
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	210,000	223,858
		$441,894
Insurance - Health – 0.6%
Humana, Inc., 5.875%, 3/01/2033	$196,000	$200,388
Insurance - Property & Casualty – 2.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$150,000	$144,980
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	100,000	100,762
Aon Corp., 4.5%, 12/15/2028	115,000	114,713
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	283,459
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	13,671
Hub International Ltd., 7.25%, 6/15/2030 (n)	150,000	154,501
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	100,000	101,893
		$913,979
Machinery & Tools – 1.1%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$199,260
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	198,403
		$397,663
Major Banks – 5.7%
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	$61,000	$60,260
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	415,000	358,041
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	192,972
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	223,246
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	130,440
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	178,598
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	73,653
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	25,000	25,570
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	59,000	59,687
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	200,000	171,260
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	384,908
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	210,716
		$2,069,351
Medical & Health Technology & Services – 1.5%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$199,867
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	236,379
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	89,120
		$525,366
Metals & Mining – 0.9%
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	$145,000	$130,937
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	88,000	77,539
Novelis, Inc., 3.875%, 8/15/2031 (n)	140,000	121,717
		$330,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.9%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$143,000	$145,024
Enbridge, Inc., 3.125%, 11/15/2029	150,000	139,530
Enbridge, Inc., 2.5%, 8/01/2033	170,000	139,085
Enbridge, Inc., 5.625%, 4/05/2034	109,000	110,727
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	127,227
Targa Resources Corp., 4.95%, 4/15/2052	82,000	69,259
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	65,000	63,630
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	67,000	61,825
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	100,000	101,495
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	90,000	88,667
		$1,046,469
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 4/01/2032	$5,520	$5,724
Fannie Mae, 3%, 2/25/2033 (i)	21,153	1,568
Fannie Mae, 5.5%, 9/01/2034	2,093	2,134
Freddie Mac, 1.113%, 6/25/2030 (i)	110,020	5,305
		$14,731
Municipals – 3.5%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	$189,000	$174,826
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	99,000	56,477
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	195,000	178,448
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	216,783
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	245,000	253,689
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	222,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “A-2”, 4.55%, 7/01/2040	174,000	152,432
		$1,254,945
Other Banks & Diversified Financials – 1.2%
Discover Financial Services, 6.7%, 11/29/2032	$161,000	$172,933
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	104,000	99,031
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	160,000	163,362
		$435,326
Pharmaceuticals – 0.5%
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	$200,000	$186,911
Precious Metals & Minerals – 0.5%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$163,000	$168,746
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$74,858
Real Estate - Office – 0.8%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$209,000	$172,210
Boston Properties LP, REIT, 5.75%, 1/15/2035	122,000	120,744
		$292,954
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$59,728
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 5%, 9/26/2048	$112,000	$95,495

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$274,000	$242,406
Telecommunications - Wireless – 0.8%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$156,218
Rogers Communications, Inc., 4.35%, 5/01/2049	107,000	83,733
Rogers Communications, Inc., 4.55%, 3/15/2052	58,000	46,250
		$286,201
Tobacco – 1.1%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$226,607
B.A.T. Capital Corp., 6.343%, 8/02/2030	18,000	19,135
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	152,838
		$398,580
Transportation - Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$46,000	$43,478
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	132,000	97,642
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	46,000	30,332
		$171,452
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.11%, 8/01/2025	$509	$509
U.S. Treasury Obligations – 28.7%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,550,000	$1,150,391
U.S. Treasury Bonds, 4.375%, 8/15/2043	817,000	796,192
U.S. Treasury Bonds, 4.75%, 11/15/2043	950,000	970,521
U.S. Treasury Bonds, 4.5%, 2/15/2044	1,185,000	1,170,882
U.S. Treasury Bonds, 2.25%, 2/15/2052	60,000	37,852
U.S. Treasury Bonds, 4.125%, 8/15/2053	60,000	55,289
U.S. Treasury Bonds, 4.75%, 11/15/2053	500,000	511,074
U.S. Treasury Bonds, 4.25%, 2/15/2054	1,075,000	1,012,851
U.S. Treasury Notes, 4.125%, 1/31/2027	650,000	652,209
U.S. Treasury Notes, 3.875%, 12/31/2027	821,000	820,808
U.S. Treasury Notes, 4.125%, 7/31/2028 (f)	2,080,000	2,094,706
U.S. Treasury Notes, 4.25%, 6/30/2029	150,000	151,828
U.S. Treasury Notes, 4.25%, 11/15/2034	925,000	927,746
		$10,352,349
Utilities - Electric Power – 1.4%
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	$200,000	$226,295
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	29,385
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	166,175
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	100,000	98,372
		$520,227
Total Bonds		$35,167,112
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.35% (v)	416,418	$416,460

Other Assets, Less Liabilities – 1.3%		475,918
Net Assets – 100.0%		$36,059,490
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $416,460 and $35,167,112, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,579,543, representing 40.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 3/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	12,525	EUR	12,107	Barclays Bank PLC	4/16/2025	$(577)
USD	35,639	EUR	34,497	Deutsche Bank AG	4/16/2025	(1,690)
USD	11,880	EUR	11,499	HSBC Bank	4/16/2025	(563)
USD	23,751	EUR	22,998	State Street Corp.	4/16/2025	(1,135)
						$(3,965)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	14	$2,900,406	June – 2025	$8,936
U.S. Treasury Note 5 yr	Long	USD	11	1,189,719	June – 2025	15,344
						$24,280
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	5	$611,250	June – 2025	$(5,839)
U.S. Treasury Ultra Note 10 yr	Long	USD	1	114,125	June – 2025	(233)
						$(6,072)
At March 31, 2025, the fund had liquid securities with an aggregate value of $62,438 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$10,352,858	$—	$10,352,858
Non - U.S. Sovereign Debt	—	542,429	—	542,429
Municipal Bonds	—	1,254,945	—	1,254,945
U.S. Corporate Bonds	—	9,588,833	—	9,588,833
Residential Mortgage-Backed Securities	—	1,518,622	—	1,518,622
Commercial Mortgage-Backed Securities	—	1,896,303	—	1,896,303
Asset-Backed Securities (including CDOs)	—	5,630,194	—	5,630,194
Foreign Bonds	—	4,382,928	—	4,382,928
Investment Companies	416,460	—	—	416,460
Total	$416,460	$35,167,112	$—	$35,583,572
Other Financial Instruments
Futures Contracts – Assets	$24,280	$—	$—	$24,280
Futures Contracts – Liabilities	(6,072)	—	—	(6,072)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,965)	—	(3,965)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$411,057	$3,012,533	$3,007,097	$4	$(37)	$416,460
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,240	$—